SCHEDULE OF EXCHANGE RATE USED FOR FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Translation rate for balance sheet items, except for equity accounts	1	1	1
Translation rate for statement of operations and cash flow items	1	1	1
Hong Kong, Dollars
Translation rate for balance sheet items, except for equity accounts	7.77	7.81	7.80
Translation rate for statement of operations and cash flow items	7.80	7.83	7.76
China, Yuan Renminbi
Translation rate for balance sheet items, except for equity accounts	7.19	7.08	6.96
Translation rate for statement of operations and cash flow items	7.12	7.05	6.73